Cash Dividend and Loan Restrictions (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash, Dividend and Loan Restrictions (Textual) [Abstract]
Average reserve balance maintained with federal reserve bank	$ 67.5	$ 18.3
Maximum amount available for transfer in form of loan	$ 33.9